Fees Summary	Sep. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 482,000
Previously Paid Amount	0.00
Total Fee Amount	71.14
Total Offset Amount	0.00
Net Fee	71.14
Narrative - Max Aggregate Offering Price	$ 482,000
Final Prospectus	true